Acquisitions and Dispositions (Schedule of Acquisitions of Solar Projects) (Detail) $ in Millions		1 Months Ended						12 Months Ended
		Oct. 31, 2017 USD ($) Project MW	Sep. 30, 2017 USD ($) Project MW	Jun. 30, 2017 USD ($) Project MW	May 31, 2017 USD ($) Project MW	Mar. 31, 2017 USD ($) Project MW	Feb. 28, 2017 USD ($) Project MW	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Project Cost								$ 151	$ 405	$ 40
Community Energy Solar, Inc
Business Acquisition [Line Items]
Number of Projects | Project							1
Total consideration	[1]						$ 29
Project Cost	[2]						$ 205
MW capacity | MW							100
Solar Frontier Americas Holding, LLC
Business Acquisition [Line Items]
Number of Projects | Project	[3]					1
Total consideration	[1]					$ 77
Project Cost	[2]					$ 78
MW capacity | MW						30
Solar Projects from Cypress Creek Renewables, LLC
Business Acquisition [Line Items]
Number of Projects | Project					1
Total consideration	[1]				$ 154
Project Cost	[2]				$ 160
MW capacity | MW					79
Hecate Energy Virginia C&C LLC
Business Acquisition [Line Items]
Number of Projects | Project			1	1
Total consideration	[1]		$ 40	$ 16
Project Cost	[2]		$ 41	$ 16
MW capacity | MW			20	10
Strata Solar Development, LLC/Moorings Farm 2 Holdco, LLC
Business Acquisition [Line Items]
Number of Projects | Project				2
Total consideration	[1]			$ 20
Project Cost	[2]			$ 20
MW capacity | MW				10
Strata Solar Development, LLC
Business Acquisition [Line Items]
Number of Projects | Project		2
Total consideration	[1]	$ 20
Project Cost	[2]	$ 21
MW capacity | MW		10

[1]	The purchase price was primarily allocated to Property, Plant and Equipment.
[2]	Includes acquisition cost.
[3]	In April 2017, Dominion Energy discontinued efforts on the acquisition of the additional 20 MW solar project from Solar Frontier Americas Holding LLC.